Fair Value of Assets and Liabilities on Recurring Basis (Detail) (Recurring, Fair Value, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Financial assets:
Cash	$ 33,750	$ 283	$ 283
Notes receivable - Rights to MSRs	177,730
Other assets	31,160
Total financial assets	242,640	283	283
Liabilities:
Derivative financial instruments	1,363
Total financial liabilities	1,363
Total financial liabilities	1,363
Level 1
Financial assets:
Cash	33,750		283
Other assets	31,160
Total financial assets	64,910		283
Level 3
Financial assets:
Notes receivable - Rights to MSRs	177,730
Total financial assets	177,730
Liabilities:
Derivative financial instruments	1,363
Total financial liabilities	1,363
Total financial liabilities	$ 1,363